Significant Accounting Policies (Antidilutive Shares Excluded from Computation of Diluted Shares Outstanding) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	3,520,792	556,649	3,520,792	556,649	9,340,952
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	1,311,496	144,354	1,311,496	144,354	1,115,865
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	355,034	412,295	355,034	412,295
Warrant Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	1,854,262		1,854,262		8,225,087